Net Profit Per Share - Summary of Shares Outstanding Were Excluded From the Calculation of Diluted Net Profit Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share
Shares issuable upon conversion (in shares)	975,417	34,069,011	66,708,248
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Shares issuable upon conversion (in shares)	6,365,858	23,964,024	20,141,606